Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000229214 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington StrategicMulti-Asset
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$86	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 86	[1]
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.05% for the year ended December 31, 2024, compared to 17.49% for the MSCI ACWI Index (net) (a broad-based securities market index) and 12.04% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities outperformed international developed and emerging markets equities. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer staples; real estate; information technology. Security selection in the following sectors: consumer discretionary; information technology. Exposure to the following countries: United States; Japan; France
For the fixed income segment of the fund  | Allocations in the following strategies: credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; financials. Exposure to the following countries: Germany; India; Ireland
For the fixed income segment of the fund  | Allocations in the following strategies: currency; yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Strategic Multi-Asset Portfolio (Class 1)	13.05%	6.56%	6.13%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	12.04%	6.62%	6.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 167,000,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$167M
Total number of portfolio holdings	539
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	14.7%
U.S. Government & Agency Obligations	12.5%
Internet	9.5%
Semiconductors	7.0%
Short-Term Investments	5.8%
Software	5.7%
Banks	4.3%
Diversified Financial Services	3.5%
Pharmaceuticals	3.2%
Computers	2.6%
Cosmetics/Personal Care	2.1%
Commercial Services	1.8%
Oil & Gas	1.7%
Healthcare-Products	1.6%
Telecommunications	1.6%
Portfolio Composition

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229215 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington StrategicMulti-Asset
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 113	[2]
Expense Ratio, Percent	1.06%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.67% for the year ended December 31, 2024, compared to 17.49% for the MSCI ACWI Index (net) (a broad-based securities market index) and 12.04% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities outperformed international developed and emerging markets equities. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer staples; real estate; information technology. Security selection in the following sectors: consumer discretionary; information technology. Exposure to the following countries: United States; Japan; France
For the fixed income segment of the fund  | Allocations in the following strategies: credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; financials. Exposure to the following countries: Germany; India; Ireland
For the fixed income segment of the fund  | Allocations in the following strategies: currency; yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Wellington Strategic Multi-Asset Portfolio (Class 3)	12.67%	6.28%	6.67%
MSCI ACWI Index (net)	17.49%	10.06%	10.70%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	12.04%	6.62%	7.44%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 167,000,000
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$167M
Total number of portfolio holdings	539
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	14.7%
U.S. Government & Agency Obligations	12.5%
Internet	9.5%
Semiconductors	7.0%
Short-Term Investments	5.8%
Software	5.7%
Banks	4.3%
Diversified Financial Services	3.5%
Pharmaceuticals	3.2%
Computers	2.6%
Cosmetics/Personal Care	2.1%
Commercial Services	1.8%
Oil & Gas	1.7%
Healthcare-Products	1.6%
Telecommunications	1.6%
Portfolio Composition

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229209 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$87	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[3]
Expense Ratio, Percent	0.72%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 41.76% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 1)	41.76%	16.98%	15.43%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 2,328,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,100,000
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229210 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$105	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 105	[4]
Expense Ratio, Percent	0.87%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 41.56% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 2)	41.56%	16.81%	15.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 2,328,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,100,000
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229208 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$117	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 117	[5]
Expense Ratio, Percent	0.97%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 41.41% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 3)	41.41%	16.69%	15.14%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 2,328,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,100,000
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229213 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 1)*	$57	0.57%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 57	[6]
Expense Ratio, Percent	0.57%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.08% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 1)	1.08%	(0.68)%	0.87%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,138,000,000
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229211 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 2)*	$72	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 72	[7]
Expense Ratio, Percent	0.72%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 0.92% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 2)	0.92%	(0.83)%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,138,000,000
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229212 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 3)*	$82	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 82	[8]
Expense Ratio, Percent	0.82%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 0.90% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 3)	0.90%	(0.92)%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,138,000,000
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.